Investments in equity method investees - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Investments in equity method investees
Balance as of beginning of period	¥ 210,169		¥ 203,131
Additions	3,999		3,827
Share of results, other comprehensive income and other reserves	3,141		8,794
Disposals	(6,540)		(2,606)
Distributions	(4,684)		(3,906)
Transfers	2,052		3,559
Impairment loss	(15)		(2,723)
Foreign currency translation adjustments	(1,319)		93
Balance as of end of period	¥ 206,803	$ 29,980	¥ 210,169